Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity
Equity
9.	Equity

As a result of the Business Combination, periods prior to October 24, 2022 reflect Granite Ridge as a limited partnership, not a corporation.

On the date of the Transactions, the capital of the Funds consisted of general partner interests and limited partner interests. The general partner interest was a management interest. The general partners of each of the Funds were granted full and complete power and authority to manage and conduct the business and affairs of the Funds and to take all such actions as they deemed necessary or appropriate to accomplish the purpose of the Funds. In connection with the Business Combination, the net assets of the Funds were transferred to GREP, which became a wholly-owned subsidiary of Granite Ridge. For additional information regarding the Business Combination, see Note 1.

Common Stock Dividends - The Company paid dividends of $14.6 million, or $0.11 per share during the three months ended March 31, 2023. Any payment of future dividends will be at the discretion of the Company’s Board of Directors.

Stock Repurchase Program - In December 2022, the Company announced that its Board of Directors approved a stock repurchase program for up to $50.0 million of the Company’s common stock through December 31, 2023. Under the stock repurchase program, the Company can repurchase shares of its common stock from time to time in open market transactions or in privately negotiated transactions as permitted under applicable rules and regulations. The Board of Directors of the Company may limit or terminate the stock repurchase program at any time without prior notice, but, with no further action of the Board of Directors of the Company, the stock repurchase program will terminate on December 31, 2023.

During the three months ended March 31, 2023, the Company repurchased 273,017 shares under the program at an aggregate cost of $1.7 million. As of March 31, 2023, the Company had repurchased a total of 298,937 shares since the inception of the program at an aggregate cost of $1.9 million. The extent to which the Company repurchases its shares of common stock, and the timing of such repurchases, will depend upon market conditions and other considerations as may be considered in the Company’s sole discretion.

Vesting Shares

As discussed in Note 1, 495,357 shares of Class F common stock of ENPC were converted into 1,238,393 shares of Class A common stock of ENPC, 371,518 of which became subject to certain vesting and forfeiture provisions upon their conversion to the Company’s common stock in accordance with the Business Combination Agreement (the “Vesting Shares”). Based on an assessment of the Vesting Shares, the Company considered ASC 480 and accounted for the Vesting Shares as a liability. The Company recorded a liability related to the Vesting Shares of $1.3 million as of December 31, 2022. In January 2023, the Company reversed this liability and the related additional paid-in capital when 151,170 of these shares vested. The remaining shares were forfeited.

9.	Equity

As a result of the Business Combination, periods prior to December 31, 2022 reflect Granite Ridge as a limited partnership, not a corporation.

On the date of the Transactions, the capital of the Funds consisted of general partner interests and limited partner interests. The general partner interest was a non-economic, management interest. The general partner was granted full and complete power and authority to manage and conduct the business and affairs of the Funds and to take all such actions as it deemed necessary or appropriate to accomplish the purpose of the Funds. In connection with the Business Combination, the net assets of the Funds were transferred to GREP, which became a wholly-owned subsidiary of Granite Ridge. For additional information regarding the Business Combination, see Note 1.

At December 31, 2022, the Company had 431,000,000 authorized shares of capital stock, each with a par value of $0.0001 per share, and had issued 133,294,897 shares of common stock.

In connection with the closing of the Transaction, the Company’s Board of Directors adopted the Granite Ridge 2022 Omnibus Incentive Plan (“the Plan”), which provides for granting, among others, stock options, restricted stock awards and other awards to directors, officers, employees and consultants or advisors employed by or providing service to the Company. The maximum number of shares of common stock that may be issued under the Plan will not exceed 6,500,000 shares. No shares were issued under the Plan as of December 31, 2022.

Common stock dividends - The Company paid dividends of $10.7 million, or $0.08 per share during the fourth quarter of 2022. Any payment of future dividends will be at the discretion of the Company’s Board of Directors.

Share repurchase program - In December 2022, the Company announced that its Board of Directors approved a share repurchase program for up to $50.0 million of the Company’s common stock through December 31, 2023. Under the stock repurchase program, the Company will repurchase shares of its common stock from time to time in open market transactions or in privately negotiated transactions as permitted under applicable rules and regulations. The Board of Directors of the Company may limit or terminate the stock repurchase program at any time without prior notice, but, with no further action of the Board of Directors of the Company, the stock repurchase program will terminate on December 31, 2023.

At December 31, 2022, the Company had repurchased 25,920 shares under the program at an aggregate cost of $0.2 million. The extent to which the Company repurchases its shares of common stock, and the timing of such repurchases, will depend upon market conditions and other considerations as may be considered in the Company’s sole discretion.

Previous Capitalization

Prior to the Business Combination, the partners’ capital attributable to the Funds was divided into two classifications: (1) General Partner and (2) Limited Partners. On the date of the Business Combination, the General Partner and Limited Partner’s capital was exchanged for 130 million shares of common stock. See Note 1 for additional information on these and other transactions related to the Business Combination.

Vesting Shares

As discussed in Note 1, 495,357 shares of Class F common stock of ENPC were converted into 537,209 shares of Class A common stock of ENPC, 371,518 of which became subject to certain vesting and forfeiture provisions upon their conversion to the Company’s common stock in accordance with the Business Combination Agreement (the “Vesting Shares”). Based on an assessment of the Vesting Shares, the Company considered ASC 480 and accounted for the Vesting Shares as a liability. On the date of the Business Combination, the Company recorded a liability related to the Vesting Shares of $1.3 million. In January 2023, 151,170 of these shares vested and the remaining shares were forfeited.